Offerings - Offering: 1	May 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Senior Notes due 2030
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99969
Maximum Aggregate Offering Price	$ 699,783,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,136.78
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $ 700,000,000 .